Trade receivables (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [line items]
Receivables from subscribers	₺ 6,950,428	₺ 6,422,491
Undue assigned contracted receivables	624,799	856,167
Accounts and notes receivable	3,350,418	3,703,559
Current trade receivables	10,925,645	10,982,217
Letters of guarantee received	1,027,834	729,153
Non-current undue assigned contracted receivables	233,429	327,285
Non-current trade receivables	325,862	492,274
Loss Allowance
Trade Receivables [line items]
Current trade receivables	₺ (557,641)	₺ (1,021,775)